S000095309 [Member] N-1A Cover	Mar. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA ETF TRUST I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 13, 2026
Prospectus Date	Mar. 16, 2026